Cash and Cash Equivalents - Additional Information (Details) $ in Thousands, $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CAD ($)
Disclosure Of Cash And Cash Equivalents [Line Items]
Cash	$ 148,070		$ 53,894
Company’s joint operation’s cash			52,495
Canadian Dollar
Disclosure Of Cash And Cash Equivalents [Line Items]
Cash		$ 3,165		$ 388
US Dollar
Disclosure Of Cash And Cash Equivalents [Line Items]
Cash	$ 144,905		1,011
Company’s joint operation’s cash			$ 52,495
Bottom of Range
Disclosure Of Cash And Cash Equivalents [Line Items]
Percentage of interest on cash			0.25%	0.25%
Percentage of interest on short term bank deposits			1.00%	1.00%
Top of Range
Disclosure Of Cash And Cash Equivalents [Line Items]
Percentage of interest on cash			1.30%	1.30%
Percentage of interest on short term bank deposits			2.81%	2.81%